Net Defined Benefit Liabilities_The Details Of Fair Value Of Plan Assets(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Details Of Fair Value Of Plan Assests Abstract [Abstract]
Cash and due from financial institutions	₩ 2,299,500	₩ 2,087,861
Derivative instruments	1,930
Investment fund	1,523	849
Total	2,302,953	2,088,710
Assets quoted in an active market
Details Of Fair Value Of Plan Assests Abstract [Abstract]
Cash and due from financial institutions	0	0
Derivative instruments	0
Investment fund	0	0
Total	0	0
Assets not quoted in an active market
Details Of Fair Value Of Plan Assests Abstract [Abstract]
Cash and due from financial institutions	2,299,500	2,087,861
Derivative instruments	1,930
Investment fund	1,523	849
Total	₩ 2,302,953	₩ 2,088,710